Related Party Transactions - Due from Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Amounts due from related parties	$ 9,036	$ 13,797
Related Party
Related Party Transaction [Line Items]
Amounts due from related parties	9,036	13,797
Related Party | Luna Pool Agency Limited
Related Party Transaction [Line Items]
Amounts due from related parties	2,589	8,055
Related Party | Unigas Pool
Related Party Transaction [Line Items]
Amounts due from related parties	$ 6,447	$ 5,742